Document and Entity Information (USD $)	12 Months Ended
	Jul. 31, 2012	Oct. 19, 2012
Document And Entity Information
Entity Registrant Name	Darkstar Ventures, Inc.
Entity Central Index Key	0001530163
Document Type	S-1
Document Period End Date	Jul 31, 2012
Amendment Flag	false
Current Fiscal Year End Date	--07-31
Is Entity a Well-known Seasoned Issuer?	No
Is Entity a Voluntary Filer?	No
Is Entity's Reporting Status Current?	Yes
Entity Filer Category	Smaller Reporting Company
Entity Public Float		$ 1,000
Entity Common Stock, Shares Outstanding		10,000,000
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2012

BALANCE SHEETS (USD $)	Jul. 31, 2012	Jul. 31, 2011
ASSETS
Current Assets	$ 746	$ 18,327
Total Current Assets	746	18,327
Total Assets	746	18,327
LIABILITIES AND STOCKHOLDERS' EQUITY (DEFICIENCY)
Accounts Payable	11,082
Note Payable	17,200
Total Current Liabilities	28,282
Stockholders' Equity (Deficiency):
Preferred Stock, $.0001 par value, 5,000,000 shares authorized, none issued and outstanding
Common Stock, $.0001 par value; 500,000,000 shares authorized, 10,000,000 shares issued and outstanding	1,000	1,000
Additional Paid-In Capital	34,650	34,650
Deficit Accumulated During the Development Stage	(63,186)	(17,323)
Total Stockholders' Equity (Deficiency)	(27,536)	18,327
Total Liabilities and Stockholders' Equity (Deficiency)	$ 746	$ 18,327

BALANCE SHEETS (Parenthetical) (USD $)	Jul. 31, 2012	Jul. 31, 2011
Stockholders' Equity (Deficiency):
Preferred stock, par value	$ 0.0001	$ 0.0001
Preferred stock, Authorized	5,000,000	5,000,000
Preferred stock, Issued
Preferred stock, outstanding
Common stock, par value	$ 0.0001	$ 0.0001
Common stock, Authorized	500,000,000	500,000,000
Common stock, Issued	10,000,000	10,000,000
Common stock, outstanding	10,000,000	10,000,000

STATEMENT OF OPERATIONS (USD $)	12 Months Ended		63 Months Ended
	Jul. 31, 2012	Jul. 31, 2011	Jul. 31, 2012
Income Statement [Abstract]
Net Revenues
Costs and Expenses:
Professional Fees	31,366	10,000	41,366
Consulting Fees	9,167		9,167
Web Site Development		5,000	5,000
General and Administrative Expenses	5,188	2,323	7,511
Total Costs and Expenses	45,721	17,323	63,044
Operating Loss	(45,721)	(17,323)	(63,044)
Other Income (Expense):
Interest Expense	(142)		(142)
Total Other Income (Expense)	(142)		(142)
Net Loss	$ (45,863)	$ (17,323)	$ (63,186)
Basic and Diluted Loss Per Share	$ 0	$ (0.01)
Weighted Average Common Shares Outstanding	10,000,000	1,964,384

STATEMENT OF STOCKHOLDERS' EQUITY (DEFICIENCY) (USD $)	Common Stock	Additional Paid-In Capital	Deficit Accumulated During the Development Stage	Total
Beginning Balance, Amount at Jul. 31, 2010
Beginning Balance, Shares at Jul. 31, 2010
Common Stock Issued to Founder at $.0001 Per Share, May 1, 2011, Amount	650			650
Common Stock Issued to Founder at $.0001 Per Share, May 1, 2011, Shares	6,500,000
Common Stock Issued to Private Investors at $.01 Per Share, June 28 , 2011, Amount	350	34,650		35,000
Common Stock Issued to Private Investors at $.01 Per Share, June 28 , 2011, Shares	3,500,000
Net Loss for the Year Ended			(17,323)	(17,323)
Ending Balance, Amount at Jul. 31, 2011	1,000	34,650	(17,323)	18,327
Ending Balance, Shares at Jul. 31, 2011	10,000,000
Net Loss for the Year Ended			(45,863)	(45,863)
Ending Balance, Amount at Jul. 31, 2012	$ 1,000	$ 34,650	$ (63,186)	$ (27,536)
Ending Balance, Shares at Jul. 31, 2012	10,000,000

CONDENSED STATEMENT OF CASH FLOWS (USD $)	12 Months Ended		63 Months Ended
	Jul. 31, 2012	Jul. 31, 2011	Jul. 31, 2012
Cash Flows from Operating Activities:
Net Loss	$ (45,863)	$ (17,323)	$ (63,186)
Changes in Assets and Liabilities:
Increase in Accounts Payable	11,082		11,082
Net Cash Used in Operating Activities	(34,781)	(17,323)	(52,104)
Cash Flows from Investing Activities:
Cash Flows from Financing Activities:
Proceeds from Borrowings	17,200		17,200
Proceeds from Sale of Common Stock		35,650	35,650
Net Cash Provided by Financing Activities	17,200	35,650	52,850
Increase (Decrease) in Cash	(17,581)	18,327	746
Cash - Beginning of Period	18,327
Cash - End of Period	746	18,327	746
Supplemental Disclosures of Cash Flow Information:
Interest Paid
Income Taxes Paid

Summary of Significant Accounting Policies	12 Months Ended
Jul. 31, 2012
Summary Of Significant Accounting Policies
Note 1 - Summary of Significant Accounting Policies

Organization

Darkstar Ventures, Inc. (“the Company”) was incorporated on May 8, 2007 under the laws of the State of Nevada.

The Company has not yet generated revenues from planned principal operations and is considered a development stage company.  The Company intends to market and sell eco-friendly health and wellness products to the general public via the internet.  The Company has been dormant from its inception to May 1, 2011.

Cash and Cash Equivalents

The Company considers all highly-liquid investments purchased with a maturity of three months or less to be cash equivalents.

Revenue Recognition

For revenue from product sales, the Company will recognize revenue in accordance with Staff Accounting Bulletin No. 104, “Revenue Recognition” (SAB No. 104), which superseded Staff Accounting Bulletin No. 101, “Revenue Recognition in Financial Statements” (SAB No. 101).  SAB No. 104 requires that four basic criteria must be met before revenue can be recognized: (1) persuasive evidence of an arrangement exists; (2) delivery has occurred; (3) the selling price is fixed and determinable; and (4) collectibility is reasonably assured.  Determination of criteria (3) and (4) are based on management’s judgment regarding the fixed nature of the selling prices of the products delivered and the collectibility of those amounts.  Provisions for discounts and rebates to customers, estimated returns and allowance, and other adjustments will be provided for in the same period the related sales are recorded.

Advertising Costs

Advertising costs will be charged to operations when incurred.  The Company did not incur any advertising costs during the year ended July 31, 2012 and for the period May 8, 2007 (inception) to July 31, 2012.

Income Taxes

The Company accounts for income taxes using the asset and liability method, the objective of which is to establish deferred tax assets and liabilities for the temporary differences between the financial reporting and the tax bases of the Company’s assets and liabilities at enacted tax rates expected to be in effect when such amounts are realized or settled.  A valuation allowance related to deferred tax assets is recorded when it is more likely than not that some portion or all of the deferred tax assets will not be realized.

Website Development Costs

The Company accounts for website development costs pursuant to FASB Accounting Standards Codification 350-50-25, Website Development Costs, which specifies the appropriate accounting for costs incurred in connection with the development and maintenance of websites.  Under 350-50-25, costs related to certain website development activities are expensed as incurred (such as planning and operating stage activities).  Costs relating to certain website application and infrastructure developments are generally capitalized, and are amortized over its estimated useful life of two (2) years.  Website development costs totaling $5,000 were charged to expense during the year ended July 31, 2011.

Loss Per Share

The computation of loss per share is based on the weighted average number of common shares outstanding during the period presented.  Diluted loss per common share is the same as basic loss per common share as there are no potentially dilutive securities outstanding (options and warrants).

Research and Development

Research and development costs will be charged to expense in the period incurred.  The Company did not incur any research and development costs during the year ended July 31, 2012 and the period May 8, 2007 (inception) to July 31, 2012.

Accounting Estimates

The preparation of financial statements in conformity with generally accepted accounting principles in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosures of contingent assets and liabilities at the date of the financial statements, and the reported amount of revenues and expenses during the reported period.  Actual results could differ from those estimates.

Fair Value Measurements

The authoritative guidance for fair value measurements defines fair value as the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or the most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date.  Market participants are buyers and sellers in the principal market that are (i) independent, (ii) knowledgeable, (iii) able to transact, and (iv) willing to transact.  The guidance describes a fair value hierarchy based on the levels of inputs, or which the first two are considered observable and the last unobservable, that may be used to measure fair value which are the following:

Level 1:  Quoted prices in active markets for identical assets or liabilities.

Level 2:  Inputs other than Level 1 that are observable, either directly or indirectly, such as quoted prices for similar assets or liabilities; quoted prices in markets that are not active, or other inputs that are observable or corroborated by observable market data or substantially the full term of the assets or liabilities.

Level 3:  Unobservable inputs that are supported by little or no market activity and that are significant to the value of the assets or liabilities.

The Company's financial instruments include cash and equivalents and accounts payable.  These items are determined to be a Level 1 fair value measurement.

The carrying amounts of cash and equivalents and accounts payable approximates fair value because of the short maturity of these instruments.  The recorded value of long-term debt approximates its fair value as the terms and rates approximate market rates.

Recent Accounting Pronouncements

Management does not believe there would have been a material effect on the accompanying financial statements had any recently issued, but not yet effective, accounting standards been adopted in the current period.

Going Concern	12 Months Ended
Jul. 31, 2012
Going Concern
Note 2 - Going Concern

The Company is a development stage company and has not commenced planned principal operations.  The Company had no revenues and incurred a net loss of $45,863 for the year ended July 31, 2012, and a net loss of $ 17,323 for the year ended July 31, 2011.  In addition, the Company had a working capital deficiency and stockholders’ deficiency of $27,536 at July 31, 2012.  These factors raise substantial doubt about the Company’s ability to continue as a going concern.

There can be no assurance that sufficient funds required during the next year or thereafter will be generated from operations or that funds will be available from external sources such as debt or equity financings or other potential sources.  The lack of additional capital resulting from the inability to generate cash flow from operations or to raise capital from external sources would force the Company to substantially curtail or cease operations and would, therefore, have a material adverse effect on its business.  Furthermore, there can be no assurance that any such required funds, if available, will be available on attractive terms or that they will not have a significant dilutive effect on the Company’s existing stockholders.

The accompanying financial statements do not include any adjustments related to the recoverability or classification of asset-carrying amounts or the amounts and classification of liabilities that may result should the Company be unable to continue as a going concern.

The Company is attempting to address its lack of liquidity by raising additional funds, either in the form of debt or equity or some combination thereof.  During the year ended July 31, 2012 the Company borrowed $17,200.  There can be no assurances that the Company will be able to raise the additional funds it requires.

Note Payable	12 Months Ended
Jul. 31, 2012
NotePayableAbstract
Note 3. Note Payable

Note payable debt consists of the following:

Note payable, First Line Capital, LLC, bearing interest at 8% per annum and due March 31, 2013.  The note  allows the Company to borrow any amount in increments of up to $50,000.

Commitments and Contingencies	12 Months Ended
Jul. 31, 2012
Commitments And Contingencies
Note 4. Commitments and Contingencies

On September 1, 2011 the Company entered into a one-year consulting agreement with First Line Capital, LLC ("First Line") under which First Line will provide certain business and corporate development services to the Company for an annual consulting fee of $10,000 payable on each August 31 during the term of the agreement beginning on August 31, 2012.  The agreement will automatically renew for successive one-year terms unless terminated by either party at least 10 days prior to the end of the then current term. As of July 31, 2012 accrued consultants fees amounted to $9,167.

Income Taxes	12 Months Ended
Jul. 31, 2012
Income Taxes
Note 5 - Income Taxes

At July 31, 2012 the Company had available net-operating loss carryforwards for Federal tax purposes of approximately $63,000, which may be applied against future taxable income, if any, through 2031.  Certain significant changes in ownership of the Company may restrict the future utilization of these tax loss carryforwards.

At July 31, 2012 the Company had a deferred tax asset of approximately $22,000 representing the benefit of its net operating loss carryforwards.  The Company has not recognized the tax benefit because realization of the tax benefit is uncertain and thus a valuation allowance has been fully provided against the deferred tax asset.  The difference between the Federal Statutory Rate of 34% and the Company's effective tax rate of 0% is due to an increase in the valuation allowance of approximately $16,000 for the year ended July 31, 2012.

Related Party Transactions	12 Months Ended
Jul. 31, 2012
Related Party Transactions [Abstract]
Note 6 -Related Party Transactions	On November 11, 2011 the officers and directors of the Company orally agreed to lend funds to the Company in the event funds are required for the operations of the Company over the next 12 months.

Common Stock	12 Months Ended
Jul. 31, 2012
CommonStockAbstract
Note 7. Common Stock

In May 1, 2011 the Company sold 6,500,000 shares of common stock for $650 to the Founder of the Company.

On June 28, 2011 the Company sold 3,500,000 shares of common stock for $35,000 to private investors.

Preferred Stock	12 Months Ended
Jul. 31, 2012
Preferred Stock
Note 8. Preferred Stock

The Company’s Board of Directors may issue authorized but unissued shares of preferred stock in series and at the time of issuance, determine the rights, preferences and limitation of each series. The holders of preferred stock may be entitled to receive a preference payment in the event of any liquidation, dissolution or winding-up of the Company before any payment is made to the holders of the common stock. Furthermore, the board of directors could issue preferred stock with voting and other rights that could adversely affect the voting power of the holders of the common stock.

Summary of Significant Accounting Policies (Policies)	12 Months Ended
Jul. 31, 2012
Summary Of Significant Accounting Policies Policies
Cash and Cash Equivalents	The Company considers all highly-liquid investments purchased with a maturity of three months or less to be cash equivalents.
Revenue Recognition

For revenue from product sales, the Company will recognize revenue in accordance with Staff Accounting Bulletin No. 104, “Revenue Recognition” (SAB No. 104), which superseded Staff Accounting Bulletin No. 101, “Revenue Recognition in Financial Statements” (SAB No. 101).  SAB No. 104 requires that four basic criteria must be met before revenue can be recognized: (1) persuasive evidence of an arrangement exists; (2) delivery has occurred; (3) the selling price is fixed and determinable; and (4) collectibility is reasonably assured.  Determination of criteria (3) and (4) are based on management’s judgment regarding the fixed nature of the selling prices of the products delivered and the collectibility of those amounts.  Provisions for discounts and rebates to customers, estimated returns and allowance, and other adjustments will be provided for in the same period the related sales are recorded.

Advertising Costs

Advertising costs will be charged to operations when incurred.  The Company did not incur any advertising costs during the year ended July 31, 2012 and for the period May 8, 2007 (inception) to July 31, 2012.

Income Taxes

The Company accounts for income taxes using the asset and liability method, the objective of which is to establish deferred tax assets and liabilities for the temporary differences between the financial reporting and the tax bases of the Company’s assets and liabilities at enacted tax rates expected to be in effect when such amounts are realized or settled.  A valuation allowance related to deferred tax assets is recorded when it is more likely than not that some portion or all of the deferred tax assets will not be realized.

Website Development Costs

The Company accounts for website development costs pursuant to FASB Accounting Standards Codification 350-50-25, Website Development Costs, which specifies the appropriate accounting for costs incurred in connection with the development and maintenance of websites.  Under 350-50-25, costs related to certain website development activities are expensed as incurred (such as planning and operating stage activities).  Costs relating to certain website application and infrastructure developments are generally capitalized, and are amortized over its estimated useful life of two (2) years.  Website development costs totaling $5,000 were charged to expense during the year ended July 31, 2011.

Loss Per Share

The computation of loss per share is based on the weighted average number of common shares outstanding during the period presented.  Diluted loss per common share is the same as basic loss per common share as there are no potentially dilutive securities outstanding (options and warrants).

Research and Development

Research and development costs will be charged to expense in the period incurred.  The Company did not incur any research and development costs during the year ended July 31, 2012 and the period May 8, 2007 (inception) to July 31, 2012.

Accounting Estimates

The preparation of financial statements in conformity with generally accepted accounting principles in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosures of contingent assets and liabilities at the date of the financial statements, and the reported amount of revenues and expenses during the reported period.  Actual results could differ from those estimates.

Fair Value Measurements

The authoritative guidance for fair value measurements defines fair value as the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or the most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date.  Market participants are buyers and sellers in the principal market that are (i) independent, (ii) knowledgeable, (iii) able to transact, and (iv) willing to transact.  The guidance describes a fair value hierarchy based on the levels of inputs, or which the first two are considered observable and the last unobservable, that may be used to measure fair value which are the following:

Level 1:  Quoted prices in active markets for identical assets or liabilities.

Level 2:  Inputs other than Level 1 that are observable, either directly or indirectly, such as quoted prices for similar assets or liabilities; quoted prices in markets that are not active, or other inputs that are observable or corroborated by observable market data or substantially the full term of the assets or liabilities.

Level 3:  Unobservable inputs that are supported by little or no market activity and that are significant to the value of the assets or liabilities.

The Company's financial instruments include cash and equivalents and accounts payable.  These items are determined to be a Level 1 fair value measurement.

The carrying amounts of cash and equivalents and accounts payable approximates fair value because of the short maturity of these instruments.  The recorded value of long-term debt approximates its fair value as the terms and rates approximate market rates.

Recent Accounting Pronouncements

Management does not believe there would have been a material effect on the accompanying financial statements had any recently issued, but not yet effective, accounting standards been adopted in the current period.

Going Concern (Details Narrative) (USD $)	12 Months Ended		63 Months Ended
	Jul. 31, 2012	Jul. 31, 2011	Jul. 31, 2012	Jul. 31, 2010	Jul. 31, 2009	Jul. 31, 2008	Jul. 31, 2007	May 07, 2007
Going Concern Details Narrative
Net loss	$ (45,863)	$ (17,323)	$ (63,186)
Stockholders deficiency	(27,536)	18,327	(27,536)
Proceeds from borrowings	$ 17,200		$ 17,200

Note Payable (Details) (USD $)	Jul. 31, 2012	Jul. 31, 2011
Note payable,First Line Capital,LLC,bearing interest at 8% per annum and due March 31,2013.The note allows the Company to borrow any amount in increments of up to $50,000.	$ 17,200
First Line Capital LLC [Member]
Note payable,First Line Capital,LLC,bearing interest at 8% per annum and due March 31,2013.The note allows the Company to borrow any amount in increments of up to $50,000.	$ 17,200

Commitments and Contingencies (Details Narrative) (USD $)	Jul. 31, 2012
Commitments And Contingencies Details Narrative
Accrued consulting Fees	$ 9,167

Income Taxes (Details Narrative) (USD $)	12 Months Ended
Jul. 31, 2012
Income Taxes Details Narrative
Net-operating loss carryforwards	$ 63,000
Deferred tax assets	22,000
Valuation allowance	$ 16,000
Federal statutory tax rate	34.00%
Effective tax rate	0.00%